Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Share capital	Share premium	Shares held in treasury	Translation reserve	Other reserves	Shareholders' equity	Non-controlling interests	Total
Equity at beginning of period at Dec. 31, 2019	£ 286	£ 1,443	£ (834)	£ 292	£ 979	£ 2,166	£ 24	£ 2,190
Total comprehensive income for the year				(265)	1,120	855	(16)	839
Dividends paid					(880)	(880)	(6)	(886)
Issue of ordinary shares, net of expenses		16				16		16
Repurchase of ordinary shares			(87)			(87)		(87)
Increase in share based remuneration reserve (net of tax)					27	27		27
Settlement of share awards			34		(34)
Acquisitions					2	2	(2)
Exchange differences on translation of capital and reserves							2	2
Equity at end of period at Dec. 31, 2020	286	1,459	(887)	27	1,214	2,099	2	2,101
Total comprehensive income for the year				223	1,744	1,967		1,967
Dividends paid					(920)	(920)	(10)	(930)
Issue of ordinary shares, net of expenses		32				32		32
Repurchase of ordinary shares			(1)			(1)		(1)
Increase in share based remuneration reserve (net of tax)					55	55		55
Settlement of share awards			12		(12)
Equity at end of period at Dec. 31, 2021	286	1,491	(876)	250	2,081	3,232	(8)	3,224
Total comprehensive income for the year				427	1,728	2,155	(2)	2,153
Dividends paid					(983)	(983)	(9)	(992)
Issue of ordinary shares, net of expenses		26				26		26
Repurchase of ordinary shares			(650)			(650)		(650)
Purchase of shares by the employee benefit trust			(50)			(50)		(50)
Cancellation of shares	(7)		1,127		(1,120)
Increase in share based remuneration reserve (net of tax)					47	47		47
Settlement of share awards			35		(35)
Disposal of non-controlling interest					(1)	(1)		(1)
Exchange differences on translation of capital and reserves							(3)	(3)
Equity at end of period at Dec. 31, 2022	£ 279	£ 1,517	£ (414)	£ 677	£ 1,717	£ 3,776	£ (22)	£ 3,754